Commitments and Contingencies - Pathfinder - Annual (Details) - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Commitments and Contingencies [Line Items]
Accrued transaction costs			$ 477,531
Pathfinder
Commitments and Contingencies [Line Items]
Advisory fee	$ 4,000,000		$ 4,000,000
Proceeds from private investment in public entity transactions, placement fee percent	4.00%		4.00%
Expense reimbursement	$ 500,000		$ 500,000
Deferred offering costs	500,000	$ 277,485	477,531
Accrued transaction costs	$ 500,000	$ 277,485	$ 477,531